Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-Based Compensation [Abstract]
Summary Of Stock Option Activity

		Weighted		Weighted
	Number of	Average	Options	Average
	Stock Options	Exercise Price	Exercisable	Exercise Price
Balance at December 31, 2011	484,307	$8.27	221,593	$9.98
Granted	351,100	4.17
Exercised	-	-
Forfeited/expired	(9,301)	7.72
Balance at December 31, 2012	826,106	6.53	365,781	$9.51
Granted	1,000	5.72
Exercised	-	-
Forfeited/expired	(47,516)	6.95
Balance at December 31, 2013	779,590	$6.51	499,564	$7.84

Summay Of Stock Options Outstanding And Exercisable

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Total Aggregate Intrinsic Value	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Total Aggregate Intrinsic Value
3.52 - 3.90	135,500	8.04	$3.61	$309,140	64,822	8.00	$3.60	$148,531
4.01 - 4.64	359,600	8.32	4.31	569,829	151,919	8.11	4.34	236,129
5.24 - 5.95	30,000	6.76	5.90	1,470	28,333	6.64	5.92	866
8.36 - 11.49	254,490	5.56	11.24	-	254,490	5.56	11.24	-
	779,590	8.32	$6.51	$880,439	499,564	6.71	$7.84	$385,526

Assumptions Used In Share-Based Compensation

	2013	2012
Expected life in years	6.0	6.0
Expected volatility	50.0%	50.0%
Risk-free interest rate	1.63%	0.83 - 1.40%
Weighted average interest rate	1.63%	1.07%

Non-Vested Stock Option Activity

		Weighted
		Average
		Grant-Date
	Stock Options	Fair Value
Balance at December 31, 2011	262,714
Granted	351,100	1.93
Vested	150,984	1.51
Forfeited/expired	(2,505)	1.93
Balance at December 31, 2012	460,325	1.92
Granted	1,000	2.78
Vested	174,632	2.03
Forfeited/expired	(6,667)	1.70
Balance at December 31, 2013	280,026	1.95

Non-Vested Restricted Stock Activity

		Weighted
		Average
		Grant-Date
	Shares	Fair Value
Balance at December 31, 2012	-
Granted	91,153	5.78
Vested	24,071	5.73
Forfeited/expired	(2,878)	5.79
Balance at December 31, 2013	64,204	5.80